Document And Entity Information	12 Months Ended
Dec. 31, 2021
Document Information Line Items
Entity Registrant Name	Xos, Inc.
Document Type	POS AM
Amendment Flag	true
Amendment Description	Xos, Inc., a Delaware corporation, filed a Registration Statement on Form S-1 on September 14, 2021, which was declared effective on September 23, 2021 (as amended and supplemented, the “registration statement”). This Post-Effective Amendment No. 1 to Form S-1 (the “Post-Effective Amendment”) is being filed in order to update certain disclosures in the registration statement.On March 30, 2022, Xos, Inc. filed its Annual Report on Form 10-K for fiscal year ended December 31, 2021 (the “Annual Report on Form 10-K”). Interested parties should refer to such Annual Report on Form 10-K for more information.The form of prospectus included in this Post-Effective Amendment may be used in one or more offerings by one or more selling stockholders identified in the prospectus contained herein with one or more of the underwriters named therein and with different types and amounts of securities offered.
Entity Central Index Key	0001819493
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE